Summary of Significant Accounting Policies (Details) - Schedule of Class A Ordinary Shares Subject to Possible Redemption - Class A Ordinary Shares Subject to Possible Redemption [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Temporary Equity [Line Items]
Shares subject to possible redemption	$ 948,582	$ 262,860,151
Redemption of ordinary shares		(263,572,019)
Increase in redemption value of Class A ordinary shares subject to possible redemption	13,640	1,660,450
Shares subject to possible redemption	$ 962,222	$ 948,582